UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  Bay Adelaide Centre, Suite 5100
          333 Bay Street, Toronto, ON M5H 2R2
          Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Amy Aubin
Title: Chief Compliance Officer
Phone: 416-681-8013

Signature, Place, and Date of Signing:

    /s/ Amy Aubin          Toronto, Ontario, Canada      February 8, 2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE
                                         ------------------------
Form 13F Information Table Entry Total:  126
                                         ------------------------
Form 13F Information Table Value Total:  1,107,389 (in thousands)
                                         ------------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS



          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ----------------- ---------  --------  ------------------ ---------- -------- ----------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ----------------- ---------  --------  --------- --- ---- ---------- -------- ---- ------ ----
AKAMAI TECHNOLOGIES INC.       COM               00971T101   3,053.2     75,030  SH      SOLE
ALLIANCE DATA SYSTEMS CORP     COM               18581108    7,510.6     52,160  SH      SOLE
ALPHA NATURAL RESOURCES INC.   COM               02076X102   3,704.8    382,400  SH      SOLE
AMAZON.COM INC.                COM               023135106     868.1      3,479  SH      SOLE
AMERICAN INTERNATIONAL GROUP   COM NEW           026874784  10,638.1    302,970  SH      SOLE
AMERICAN TOWER REIT INC.       COM               03027X100   8,187.2    106,520  SH      SOLE
AMERICAN VANGUARD CORP         COM               030371108   1,017.4     32,920  SH      SOLE
ANDERSONS INC/THE              COM               034164103   1,022.9     23,970  SH      SOLE
ANHEUSER-BUSCH INBEV SPN ADR   SPONSORED ADR     03524A108  19,267.4    221,600  SH      SOLE
APCO OIL AND GAS INTL INC.     SHS               G0471F109     476.8     38,939  SH      SOLE
APPLE INC.                     COM               37833100   36,029.2     68,063  SH      SOLE
ARM HOLDINGS PLC - SPONS ADR   SPONSORED ADR     042068106     978.4     26,000  SH      SOLE
AUTONATION INC.                COM               05329W102   2,014.8     51,020  SH      SOLE
BANK OF AMERICA CORP.          COM               060505104  19,864.2  1,721,560  SH      SOLE
BERKSHIRE HATHAWAY INC. CL B   CL B NEW          84670702   43,654.8    489,270  SH      SOLE
BHP BILLITON LTD-SPON ADR      SPONSORED ADR     088606108     678.8      8,700  SH      SOLE
BLOOMIN BRANDS INC             COM               094235108   4,281.3    275,200  SH      SOLE
BONANZA CREEK ENERGY INC       COM               97793103    1,455.1     52,640  SH      SOLE
BP PLC - SPON ADR              SPONSORED ADR     055622104     986.2     23,811  SH      SOLE
BROOKFIELD INFRASTRUCTURE P LP LP INT UNIT       G16252101  28,260.2    805,980  SH      SOLE
BROOKFIELD RESIDENTIAL PROP.IN COM               11283W104   5,124.4    287,166  SH      SOLE
CABOT OIL & GAS CORP.          COM               127097103   1,539.7     31,120  SH      SOLE
CARDINAL HEALTH INC.           COM               14149Y108  15,122.6    369,190  SH      SOLE
CBS CORPORATION                CL B              124857202  21,665.5    572,430  SH      SOLE
CHIPOTLE MEXICAN GRILL 'A'     COM               169656105   1,498.1      5,063  SH      SOLE
CINEDIGM DIGITAL CINEMA - A    COM               172407108      29.7     21,351  SH      SOLE
CLAYTON WILLIAMS ENERGY INC    COM               969490101     581.3     14,610  SH      SOLE
COMCAST CORPORATION 'A'        CL A              20030N101   2,991.3     80,495  SH      SOLE
COMCAST CORPORATION SPECIAL A  CL A SPL          20030N200  25,539.5    714,800  SH      SOLE
COPA HOLDINGS SA 'A'           CL A              P31076105   3,084.4     31,180  SH      SOLE
COVIDIEN PLC                   SHS               G2554F113  18,367.9    319,810  SH      SOLE
CREDICORP LTD                  COM               G2519Y108   1,166.3      8,000  SH      SOLE
CVS/CAREMARK CORPORATION       COM               126650100  20,888.0    434,320  SH      SOLE
DIAGEO PLC-SPONS ADR           SPON ADR NEW      25243Q205     753.8      6,500  SH      SOLE
DIAMONDBACK ENERGY INC         COM               25278X109     647.4     34,040  SH      SOLE
EBAY INC                       COM               278642103   2,631.2     51,870  SH      SOLE
ECOLAB INC.                    COM               278865100  11,555.3    161,570  SH      SOLE
EOG RESOURCES INC.             COM               26875P101   2,300.9     19,150  SH      SOLE
EXXON MOBIL CORPORATION        COM               30231G102   4,236.4     49,208  SH      SOLE
FIRST REPUBLIC BANK/CA         COM               33616C100   5,651.3    173,320  SH      SOLE
FORUM ENERGY TECHNOLOGIES INC. COM               34984V100     578.5     23,500  SH      SOLE
GENERAL GROWTH PROPERTIES      COM               370023103  40,198.8  2,035,920  SH      SOLE
GENERAL MOTORS 4.75% PFD B     JR PFD CNV SRB    37045V209  12,997.2    296,090  SH      SOLE
GOLDMAN SACHS GROUP INC.       COM               38141G104  12,860.9    101,360  SH      SOLE
GOODRICH PETROLEUM CORP.       COM NEW           382410405     601.9     64,930  SH      SOLE
GOOGLE INC. 'A'                CL A              38259P508   7,224.9     10,268  SH      SOLE
GRANITE REAL ESTATE INC.       COM               387431109   7,176.0    189,800  SH      SOLE
GRUPO FIN SANTANDER MEX ADR B  SPON ADR SHS B    40053C105     643.8     40,000  SH      SOLE
HALCON RESOURCES CORP          COM NEW           40537Q209   1,538.8    223,550  SH      SOLE
HEICO CORP- CLASS A            CL A              422806208   4,016.4    126,260  SH      SOLE
HELIX ENERGY SOLUTIONS GROUP   COM               42330P107     917.9     44,710  SH      SOLE
HERSHEY COMPANY                COM               427866108   1,347.7     18,760  SH      SOLE
HOLLYFRONTIER CORP             COM               436106108   1,264.5     27,310  SH      SOLE
HOME DEPOT INC.                COM               437076102  23,438.1    380,970  SH      SOLE
HSBC HOLDINGS PLC-SPONS ADR    SPON ADR NEW      404280406     791.8     15,000  SH      SOLE
IGNITE RESTAURANT GROUP INC    COM               451730105     701.9     54,280  SH      SOLE
INT'L. BUSINESS MACHINES       COM               459200101  13,027.8     68,375  SH      SOLE
JOHNSON & JOHNSON              COM               478160104  62,362.9    894,369  SH      SOLE
JP MORGAN CHASE & CO.          COM               46625H100   6,309.0    144,248  SH      SOLE
KRAFT FOODS GROUP INC.         COM               50076Q106  46,847.6  1,035,788  SH      SOLE
LAREDO PETROLEUM HOLDINGS INC. COM               516806106     806.2     44,630  SH      SOLE
LAS VEGAS SANDS CORP           COM               517834107  15,588.2    339,500  SH      SOLE
LAYNE CHRISTENSEN COMPANY      COM               521050104   1,267.4     52,500  SH      SOLE
LIONS GATE ENTERTAINMENT CORP. COM NEW           535919203     307.0     18,818  SH      SOLE
LKQ CORP.                      COM               501889208  10,464.9    498,610  SH      SOLE
LOWE'S COS INC.                COM               548661107  11,960.5    338,520  SH      SOLE
MACY'S INC                     COM               55616P104   2,049.3     52,800  SH      SOLE
MAGNUM HUNTER RESOURCES CORP   COM               55973B102     552.2    139,140  SH      SOLE
MARATHON OIL CORP.             COM               565849106   1,147.9     37,640  SH      SOLE
MARTIN MARIETTA MATERIALS      COM               573284106   5,154.2     54,960  SH      SOLE
MATTEL INC.                    COM               577081102   8,025.3    220,320  SH      SOLE
MCDONALDS CORP.                COM               580135101   1,570.6     17,900  SH      SOLE
MELCO CROWN ENTERTAINMENT      ADR               585464100   1,802.4    107,600  SH      SOLE
MERCK & CO. INC.               COM               58933Y105  10,214.1    250,819  SH      SOLE
MERITAGE HOMES CORP.           COM               59001A102   2,158.5     58,100  SH      SOLE
MICHAEL KORS HLDGS LTD         SHS               G60754101   4,767.8     93,930  SH      SOLE
MOTOROLA SOLUTIONS INCM        COM NEW           620076307  15,192.6    274,310  SH      SOLE
MUELLER WATER PRODUCTS INC-A   COM SER A         624758108   5,824.4  1,043,750  SH      SOLE
NATIONAL OILWELL VARCO INC.    COM               637071101   6,201.8     91,220  SH      SOLE
NCR CORPORATION                COM               62886E108  14,387.8    567,680  SH      SOLE
NEXEN INC                      COM               65334H102   2,789.6    104,100  SH      SOLE
NOVO NORDISK A/S ADR           ADR               670100205     941.6      5,800  SH      SOLE
OAKTREE CAPITAL GROUP LLC      UNIT 99/99/9999   674001201  25,987.5    574,324  SH      SOLE
OASIS PETROLEUM INC.           COM               674215108   1,801.1     56,940  SH      SOLE
OCCIDENTAL PETROLEUM CORP      COM               674599105  15,941.8    209,200  SH      SOLE
PFIZER INC.                    COM               717081103  14,384.8    576,615  SH      SOLE
POLARIS INDUSTRIES, INC.       COM               731068102  12,728.0    152,060  SH      SOLE
PROCTER & GAMBLE COMPANY       COM               742718109  23,638.6    350,045  SH      SOLE
QUALCOMM INC.                  COM               747525103   7,266.3    118,090  SH      SOLE
RANGE RESOURCES CORP           COM               75281A109   3,602.9     57,650  SH      SOLE
REINSURANCE GROUP OF AMERICA A COM NEW           759351604     898.6     16,879  SH      SOLE
RESEARCH IN MOTION             COM               760975102   2,345.6    198,660  SH      SOLE
RETAIL OPPORTUNITY INVESTMENT  COM               76131N101   8,749.5    684,430  SH      SOLE
RIO TINTO PLC - SPON ADR       SPONSORED ADR     767204100   1,456.1     25,200  SH      SOLE
ROCK-TENN COMPANY CL A         CL A              772739207   2,999.9     43,140  SH      SOLE
ROSS STORES INC.               COM               778296103   2,702.0     50,220  SH      SOLE
SIGNET JEWELERS LTD            SHS               G81276100   3,080.8     58,000  SH      SOLE
SIMON PROPERTY GROUP INC       COM               828806109   7,054.3     44,860  SH      SOLE
SIRIUS XM RADIO INC.           COM               82967N108  10,900.5  3,791,920  SH      SOLE
SKYWORKS SOLUTIONS INC.        COM               83088M102   3,272.6    162,070  SH      SOLE
SPDR GOLD TRUST                GOLD SHS          78463V107   1,199.4      7,442  SH      SOLE
SPROTT PHYSICAL GOLD TRUST     UNIT              85207H104     197.3     13,960  SH      SOLE
STANLEY BLACK & DECKER INC.    COM               854502101   2,274.3     30,910  SH      SOLE
SYNGENTA AG - ADR              SPONSORED ADR     87160A100     964.5     12,000  SH      SOLE
TAIWAN SEMICONDUCTOR MFG ADR   SPONSORED ADR     874039100   1,160.7     68,000  SH      SOLE
TARGET CORP.                   COM               87612E106  16,599.8    282,040  SH      SOLE
THE ADT CORPORATION            COM               00101J106  14,513.8    313,855  SH      SOLE
THE BLACKSTONE GROUP LP        COM UNIT LTD      09253U108  17,522.2  1,129,930  SH      SOLE
TORCHMARK CORP                 COM               891027104   2,451.6     47,700  SH      SOLE
TORO CO                        COM               891092108   3,949.4     92,380  SH      SOLE
TOYOTA MTR CORP ADR            SP ADR REP2COM    892331307     834.8      9,000  SH      SOLE
TRIPADVISOR INC.               COM               896945201   3,632.3     87,110  SH      SOLE
UNITED STATES STEEL CORP.      COM               912909108   1,627.6     68,550  SH      SOLE
UNITED TECHNOLOGIES CORP       COM               913017109   5,439.8     66,685  SH      SOLE
US BANCORP                     COM NEW           902973304   8,583.2    270,160  SH      SOLE
US SILICA HOLDINGS INC.        COM               913017109     596.6     35,850  SH      SOLE
VIACOM INC. 'B'                CL B              92553P201  28,893.6    550,770  SH      SOLE
VORNADO REALTY TRUST           SH BEN INT        929042109   6,890.2     86,500  SH      SOLE
WAL-MART STORES INC.           COM               931142103  12,082.9    178,035  SH      SOLE
WALT DISNEY CO.                COM DISNEY        254687106  28,584.4    577,160  SH      SOLE
WALTER ENERGY INC.             COM               93317Q105     712.0     19,950  SH      SOLE
WEATHERFORD INTL LTD.          REG SHS           H27013103     639.5     57,450  SH      SOLE
WELLS FARGO COMPANY            COM               949746101  29,901.7    879,492  SH      SOLE
WILLIAMS COS INC               COM               969457100   5,389.4    165,490  SH      SOLE
WYNN RESORTS LTD.              COM               983134107  31,135.5    278,260  SH      SOLE
YAHOO! INC.                    COM               984332106  25,456.1  1,286,020  SH      SOLE

                               $ VALUE (IN THOUSANDS)      1,107,389  # SECURITIES       126